Vendor-take-back loan (Details Narrative) - CAD ($)		12 Months Ended
	Oct. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 17, 2021
IfrsStatementLineItems [Line Items]
[custom:PrepaymentsAndAccruedIncomeIncludingContractAsset-0]	$ 5,750,000
Interest rate	9.00%	11.03%
Initial fair value		$ 5,357,408
Discount rate		11.60%
[custom:RepaymentOfPrincipalDebt-0]				$ 5,750,000
Prepayments and accrued income other than contract assets				$ 408,329
Reversal of impairment loss recognised in other comprehensive income		$ 316,241
Interest expense		847,322	$ 1,725,684
[custom:AccretionExpenseOne]		27,046	11,461
Loan commitments [member]
IfrsStatementLineItems [Line Items]
Interest expense		$ 255,792	$ 190,381